UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-22933
(Investment Company Act file number)

Griffin Institutional Access Real Estate Fund
(Exact name of registrant as specified in charter)

Griffin Capital Plaza
1520 Grand Avenue
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.
Holland & Knight
1180 West Peachtree Street,
Suite 1800
Atlanta, GA 30309

Registrant's telephone number, including area code: (404) 817-8500

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 - December 31, 2015

Item 1. Schedule of Investments.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2015 (Unaudited)

Description	Shares		Value (Note 2)
REAL ESTATE INVESTMENT TRUSTS (78.59%)

Private Investment Funds (68.51%)*(a)
AEW Core Property Trust	15,592		$14,769,123
American Core Realty Fund, LLC	84		10,061,877
BlackRock Granite Property Fund	168		14,812,284
CBRE US Core Partners	1,594,149		1,949,594
Clarion Lion Properties Fund Holdings, LP	19,252		24,959,218
Cornerstone Patriot Fund LP	123,860		14,479,425
Guggenheim US Property Fund	N/	A	38,649,982
Heitman America Private REIT	2,228		2,466,873
MEPT Edgemoor LP Fund	12,289		21,339,644
Morgan Stanley Real Estate Prime Property Fund	936		15,463,325
RREEF America REIT II	179,959		19,871,940
Sentinel Real Estate Fund LP	561		45,548,594
Stockbridge Smart Markets Fund	33,999		46,843,948
			271,215,827

Public Traded Funds (10.08%)(a)
Apartment Investment & Management Co., Class A	21,750		870,653
AvalonBay Communities, Inc.	9,720		1,789,744
Boston Properties, Inc.	14,780		1,885,041
Brandywine Realty Trust	30,540		417,176
Camden Property Trust	7,420		569,559
Care Capital Properties, Inc.	16,200		495,234
Chesapeake Lodging Trust	12,140		305,442
CubeSmart	18,520		567,082
CyrusOne, Inc.	18,350		687,208
Digital Realty Trust, Inc.	7,640		577,737
Douglas Emmett, Inc.	13,530		421,865
Duke Realty Corp.	44,110		927,192
Empire State Realty Trust, Inc., Class A	37,620		679,793
Equity Commonwealth(b)	9,570		265,376
Equity One, Inc.	11,580		314,397
Equity Residential	18,300		1,493,097
Essex Property Trust, Inc.	7,320		1,752,481
Federal Realty Investment Trust	2,170		317,037
First Industrial Realty Trust, Inc.	18,610		411,839
First Potomac Realty Trust	18,250		208,050
General Growth Properties, Inc.	40,440		1,100,372
Health Care Property Investors, Inc.	10,900		416,816
Healthcare Trust of America, Inc., Class A	12,180		328,495
Highwoods Properties, Inc.	20,710		902,956
Hospitality Properties Trust	10,570		276,406
Host Hotels & Resorts, Inc.	79,470		1,219,070
Hudson Pacific Properties, Inc.	29,250		823,095
Kilroy Realty Corp.	7,810		494,217
Kimco Realty Corp.	23,830		630,542
LaSalle Hotel Properties	16,140		406,082
Liberty Property Trust	20,490		636,215
National Retail Properties, Inc.	15,440		618,372
Post Properties, Inc.	3,490		206,468
Prologis, Inc.	26,720		1,146,822
PS Business Parks, Inc.	6,390		558,678

Description	Shares	Value (Note 2)
Public Traded Funds (continued)
Public Storage	7,770	$1,924,629
QTS Realty Trust, Inc., Class A	1,850	83,454
Ramco-Gershenson Properties Trust	24,850	412,759
Regency Centers Corp.	9,210	627,385
Senior Housing Properties Trust	27,860	413,442
Simon Property Group, Inc.	15,450	3,004,099
SL Green Realty Corp.	3,680	415,766
Sovran Self Storage, Inc.	4,810	516,161
Spirit Realty Capital, Inc.	26,310	263,626
STORE Capital Corp.	33,960	787,872
Sunstone Hotel Investors, Inc.	25,200	314,748
Urban Edge Properties	19,620	460,089
Ventas, Inc.	25,510	1,439,529
Vornado Realty Trust	10,370	1,036,585
Washington Real Estate Investment Trust	19,670	532,270
Weingarten Realty Investors	21,930	758,339
Welltower, Inc.	32,190	2,189,887
		39,901,249

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $298,820,229)		311,117,076

COMMON STOCKS (0.23%)

Communications (0.23%)
Equinix, Inc.(a)	3,065	926,856

TOTAL COMMON STOCKS
(Cost $888,304)		926,856

TOTAL INVESTMENTS (78.82%)
(Cost $299,708,533)		$312,043,932

Other Assets In Excess Of Liabilities (21.18%)		83,846,193
NET ASSETS (100.00%)		$395,890,125

(a)	A portion of these securities are held as collateral for outstanding Line of Credit. At December 31, 2015, outstanding collateral amounted to $235,144,543.
(b)	Non-income producing security.

Common Abbreviations:
LLC	- Limited Liability Corporation
LP	- Limited Partnerships
REIT	- Real Estate Investment Trust

See Notes to Quarterly Portfolio of Investments.

*	Additional Information on Investments in Private Investment Funds:

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of December 31, 2015
$14,769,123	AEW Core Property Trust	Quarterly	45	$2,000,000
10,061,877	American Core Realty Fund, LLC	Quarterly	10	10,000,000
14,812,284	BlackRock Granite Property Fund	Quarterly	60	0
1,949,594	CBRE US Core Partners	Quarterly	60	3,200,000
24,959,218	Clarion Lion Properties Fund Holdings, LP	Quarterly	90	0
14,479,425	Cornerstone Patriot Fund LP	Quarterly	30	0
38,649,982	Guggenheim US Property Fund	Quarterly	90	0
2,466,873	Heitman America Private REIT	Quarterly	90	9,829,326
21,339,644	MEPT Edgemoor LP Fund	Quarterly	N/A**	0
15,463,325	Morgan Stanley Real Estate Prime Property Fund	Quarterly	90	10,000,000
19,871,940	RREEF America REIT II	Quarterly	45	1,750,000
45,548,594	Sentinel Real Estate Fund LP	Quarterly	N/A	0
46,843,948	Stockbridge Smart Markets Fund	Quarterly	45**	0

**	Written notice required for redemption, no minimum timeline required.

Griffin Institutional Access Real Estate Fund
Notes to the Quarterly Schedule of Investments
December 31, 2015

Note 1 — Organization

The Griffin Institutional Access Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s investment adviser is Griffin Capital Advisor, LLC (the “Adviser”). The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.

The Fund was organized as a statutory trust on November 5, 2013 and under the laws of the State of Delaware and commenced operations on June 30, 2014. The Fund is authorized to issue an unlimited number of shares with no par value.

The Fund currently offers Class A, Class C and Class I shares. Class A shares commenced operations on June 30, 2014 and Class C and Class I shares commenced operations on August 10, 2015. Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price. Class C and Class I shares are offered at net asset value. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange or market on which they are traded, on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price for securities held long and the last ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end investment companies and exchange-traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fair Value Pricing Committee (the “Pricing Committee”) using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Trustees”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private REITS – The Fund may invest a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non-calendar quarter-end days, the Pricing Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT by the change in a proprietary benchmark that the Pricing Committee has deemed to be representative of the entire Private REIT market. In the event that a price is not provided by the Private REIT, the fair valuation procedures will be followed. As of December 31, 2015, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	—	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	—
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2015:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Investment Trusts
Private Investment Funds (Measured at net asset value)(a)	$–	$–	$–	$271,215,827
Public Traded Funds	39,901,249	–	–	39,901,249
Common Stocks*	926,856	–	–	926,856
Total	$40,828,105	$–	$–	$312,043,932

*	See Portfolio of Investments for industry classifications.

(a)
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of Assets and Liabilities.

There were no transfers between Levels 1, 2 and 3 during the period ended December 31, 2015. For the period ended December 31, 2015, the Fund did not have unobservable inputs (level 3) used in determining fair value.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Industry Concentration – If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund's net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this industry, and therefore the value of the Fund's portfolio will be adversely affected. As of December 31, 2015, the Fund had 78.59% of the value of its net assets invested within the Real Estate industry.

Note 3 — Tax Basis Information

As of December 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Griffin Institutional Access Real Estate Fund	$15,062,754	$(979,878)	$14,082,876	$297,961,056

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	February 29, 2016

By:	/s/ Joseph Miller
Joseph Miller
Treasurer (Principal Financial Officer)

Date:	February 29, 2016